John Hancock
Bond Fund
Quarterly portfolio holdings 2/28/2021

Fund’s investments
As of 2-28-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 32.6%				$7,335,591,008
(Cost $7,253,356,991)
U.S. Government 10.0%				2,256,373,934
U.S. Treasury
Bond	1.625	11-15-50	347,064,000	308,615,816
Bond	2.250	08-15-49	95,990,000	98,749,713
Bond	2.500	02-15-45	182,054,000	195,857,391
Bond	2.750	11-15-42	546,730,000	615,113,961
Bond	3.125	11-15-41	237,343,000	283,402,376
Note	0.375	01-31-26	356,364,000	350,573,085
Note	1.125	02-15-31	414,223,000	404,061,592
U.S. Government Agency 22.6%				5,079,217,074
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	09-01-50	157,022,264	159,556,368
30 Yr Pass Thru	2.000	11-01-50	29,453,292	29,983,849
30 Yr Pass Thru	2.500	08-01-50	88,035,183	91,896,388
30 Yr Pass Thru	2.500	09-01-50	38,341,109	40,010,761
30 Yr Pass Thru	2.500	10-01-50	174,901,707	182,682,174
30 Yr Pass Thru	3.000	03-01-43	4,792,066	5,235,444
30 Yr Pass Thru	3.000	12-01-45	17,554,304	18,920,659
30 Yr Pass Thru	3.000	05-01-46	3,185,710	3,441,636
30 Yr Pass Thru	3.000	10-01-46	6,576,026	7,077,602
30 Yr Pass Thru	3.000	10-01-46	5,395,256	5,788,224
30 Yr Pass Thru	3.000	10-01-46	10,285,577	11,018,665
30 Yr Pass Thru	3.000	10-01-46	73,101,764	78,746,017
30 Yr Pass Thru	3.000	12-01-46	58,658,726	62,527,908
30 Yr Pass Thru	3.000	12-01-46	13,148,421	14,196,493
30 Yr Pass Thru	3.000	04-01-47	35,887,801	38,423,217
30 Yr Pass Thru	3.000	09-01-49	23,077,098	24,518,327
30 Yr Pass Thru	3.000	10-01-49	27,316,072	29,081,792
30 Yr Pass Thru	3.000	12-01-49	34,313,304	35,973,735
30 Yr Pass Thru	3.000	01-01-50	20,071,324	21,375,013
30 Yr Pass Thru	3.000	02-01-50	83,548,595	87,591,536
30 Yr Pass Thru	3.000	02-01-50	14,240,066	15,164,998
30 Yr Pass Thru	3.500	06-01-42	4,108,912	4,493,615
30 Yr Pass Thru	3.500	04-01-44	5,280,387	5,845,933
30 Yr Pass Thru	3.500	05-01-45	10,520,666	11,479,378
30 Yr Pass Thru	3.500	08-01-46	56,403,981	61,702,515
30 Yr Pass Thru	3.500	09-01-46	13,988,067	15,135,984
30 Yr Pass Thru	3.500	10-01-46	2,627,961	2,839,968
30 Yr Pass Thru	3.500	10-01-46	21,618,343	23,682,081
30 Yr Pass Thru	3.500	11-01-46	7,331,497	7,928,567
30 Yr Pass Thru	3.500	11-01-46	7,452,951	8,122,796
30 Yr Pass Thru	3.500	12-01-46	11,011,126	12,011,091
30 Yr Pass Thru	3.500	01-01-47	7,009,776	7,659,505
30 Yr Pass Thru	3.500	02-01-47	10,518,229	11,364,962
30 Yr Pass Thru	3.500	04-01-47	12,578,852	13,748,705
30 Yr Pass Thru	3.500	09-01-47	34,261,014	37,297,448
30 Yr Pass Thru	3.500	11-01-47	26,344,889	28,333,968
30 Yr Pass Thru	3.500	11-01-47	10,566,309	11,382,242
30 Yr Pass Thru	4.000	01-01-41	9,253,068	10,209,095
30 Yr Pass Thru	4.000	03-01-42	5,244,100	5,805,904
30 Yr Pass Thru	4.000	11-01-43	3,579,857	3,972,599
30 Yr Pass Thru	4.000	01-01-47	9,952,836	11,038,917
2	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	03-01-47	33,449,025	$36,700,561
30 Yr Pass Thru	4.000	04-01-47	13,629,516	15,033,753
30 Yr Pass Thru	4.000	05-01-47	10,168,791	11,211,706
30 Yr Pass Thru	4.000	10-01-47	18,088,463	19,780,825
30 Yr Pass Thru	4.000	03-01-48	6,187,263	6,701,952
30 Yr Pass Thru	4.000	07-01-48	32,069,104	35,186,500
30 Yr Pass Thru	4.000	08-01-48	17,546,770	19,120,868
30 Yr Pass Thru	5.500	11-01-39	3,265,298	3,806,844
Federal National Mortgage Association
30 Yr Pass Thru (A)	2.000	TBA	851,520,000	859,626,045
30 Yr Pass Thru	2.000	09-01-50	42,669,488	43,358,109
30 Yr Pass Thru	2.000	09-01-50	25,049,656	25,370,943
30 Yr Pass Thru	2.000	09-01-50	25,196,796	25,587,687
30 Yr Pass Thru	2.000	10-01-50	28,737,924	29,138,847
30 Yr Pass Thru	2.000	10-01-50	22,655,809	23,063,919
30 Yr Pass Thru	2.000	10-01-50	29,398,497	29,872,945
30 Yr Pass Thru	2.000	11-01-50	47,232,178	47,957,532
30 Yr Pass Thru (6 month LIBOR + 2.122%) (B)	2.372	07-01-33	351	365
30 Yr Pass Thru (A)	2.500	TBA	233,531,000	242,160,694
30 Yr Pass Thru	2.500	08-01-50	38,049,613	39,694,681
30 Yr Pass Thru	2.500	08-01-50	41,707,495	43,562,844
30 Yr Pass Thru	2.500	09-01-50	157,616,323	165,021,894
30 Yr Pass Thru	2.500	09-01-50	18,985,987	19,800,909
30 Yr Pass Thru	2.500	09-01-50	87,448,757	91,229,587
30 Yr Pass Thru	3.000	07-01-42	2,988,965	3,217,666
30 Yr Pass Thru	3.000	10-01-42	5,301,245	5,662,142
30 Yr Pass Thru	3.000	10-01-42	3,006,869	3,211,570
30 Yr Pass Thru	3.000	04-01-43	2,194,383	2,353,373
30 Yr Pass Thru	3.000	12-01-45	31,478,148	33,306,330
30 Yr Pass Thru	3.000	08-01-46	40,768,944	43,659,066
30 Yr Pass Thru	3.000	08-01-46	29,631,936	31,732,553
30 Yr Pass Thru	3.000	09-01-46	3,842,424	4,120,818
30 Yr Pass Thru	3.000	10-01-46	2,987,841	3,204,319
30 Yr Pass Thru	3.000	10-01-46	23,528,755	24,865,842
30 Yr Pass Thru	3.000	01-01-47	24,091,257	25,784,036
30 Yr Pass Thru	3.000	02-01-47	14,080,937	15,197,947
30 Yr Pass Thru	3.000	04-01-47	52,785,443	55,785,123
30 Yr Pass Thru	3.000	10-01-47	29,486,641	31,567,743
30 Yr Pass Thru	3.000	11-01-47	32,209,162	34,492,480
30 Yr Pass Thru	3.000	11-01-48	65,429,419	69,147,629
30 Yr Pass Thru	3.000	11-01-48	22,599,764	23,905,246
30 Yr Pass Thru	3.000	09-01-49	31,690,594	33,669,760
30 Yr Pass Thru	3.000	09-01-49	43,576,778	46,883,833
30 Yr Pass Thru	3.000	10-01-49	20,182,897	21,139,056
30 Yr Pass Thru	3.000	10-01-49	42,575,988	44,609,642
30 Yr Pass Thru	3.000	10-01-49	50,680,322	54,114,689
30 Yr Pass Thru	3.000	11-01-49	29,529,489	31,770,491
30 Yr Pass Thru	3.000	11-01-49	36,640,385	39,008,830
30 Yr Pass Thru	3.000	11-01-49	29,255,949	31,083,065
30 Yr Pass Thru	3.000	11-01-49	41,529,804	43,513,487
30 Yr Pass Thru	3.000	12-01-49	36,471,475	38,749,221
30 Yr Pass Thru	3.000	01-01-50	28,350,990	29,942,623
30 Yr Pass Thru	3.000	02-01-50	39,175,755	41,057,402
30 Yr Pass Thru	3.500	11-01-40	2,097,451	2,280,539
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	06-01-42	1,816,499	$1,985,908
30 Yr Pass Thru	3.500	08-01-42	3,617,919	3,955,330
30 Yr Pass Thru	3.500	06-01-43	14,657,936	16,047,855
30 Yr Pass Thru	3.500	07-01-43	4,266,090	4,670,617
30 Yr Pass Thru	3.500	07-01-43	4,443,657	4,865,021
30 Yr Pass Thru	3.500	01-01-45	3,170,379	3,495,775
30 Yr Pass Thru	3.500	04-01-45	10,535,647	11,501,752
30 Yr Pass Thru	3.500	04-01-45	2,696,426	2,943,685
30 Yr Pass Thru	3.500	04-01-45	10,968,571	11,974,374
30 Yr Pass Thru	3.500	01-01-46	28,002,094	30,771,114
30 Yr Pass Thru	3.500	02-01-46	19,606,279	21,214,213
30 Yr Pass Thru	3.500	07-01-46	17,380,190	18,696,934
30 Yr Pass Thru	3.500	07-01-46	7,093,187	7,677,124
30 Yr Pass Thru	3.500	08-01-46	29,320,722	31,954,418
30 Yr Pass Thru	3.500	02-01-47	32,680,457	35,595,511
30 Yr Pass Thru	3.500	03-01-47	37,668,175	41,145,840
30 Yr Pass Thru	3.500	05-01-47	24,021,926	26,277,253
30 Yr Pass Thru	3.500	07-01-47	45,471,806	49,684,141
30 Yr Pass Thru	3.500	08-01-47	32,504,161	35,454,277
30 Yr Pass Thru	3.500	11-01-47	40,500,733	44,024,750
30 Yr Pass Thru	3.500	12-01-47	20,020,318	21,568,363
30 Yr Pass Thru	3.500	01-01-48	32,312,709	34,811,247
30 Yr Pass Thru	3.500	03-01-48	7,902,899	8,644,872
30 Yr Pass Thru	3.500	03-01-48	21,136,572	22,486,907
30 Yr Pass Thru	3.500	06-01-48	17,493,708	19,010,390
30 Yr Pass Thru	3.500	03-01-49	5,195,536	5,597,274
30 Yr Pass Thru	3.500	06-01-49	35,246,677	37,917,008
30 Yr Pass Thru	3.500	06-01-49	23,462,547	25,210,769
30 Yr Pass Thru	3.500	07-01-49	13,636,892	14,448,440
30 Yr Pass Thru	3.500	07-01-49	49,980,853	52,970,893
30 Yr Pass Thru	3.500	09-01-49	12,079,790	12,798,673
30 Yr Pass Thru	3.500	12-01-49	71,842,336	76,252,464
30 Yr Pass Thru	3.500	02-01-50	50,792,308	53,815,020
30 Yr Pass Thru	3.500	04-01-50	31,177,117	33,422,219
30 Yr Pass Thru	4.000	09-01-40	4,510,475	4,971,221
30 Yr Pass Thru	4.000	09-01-40	6,312,780	6,957,084
30 Yr Pass Thru	4.000	11-01-40	1,912,596	2,108,087
30 Yr Pass Thru	4.000	12-01-40	2,621,233	2,888,807
30 Yr Pass Thru	4.000	01-01-41	3,387,679	3,735,072
30 Yr Pass Thru	4.000	09-01-41	5,583,893	6,182,795
30 Yr Pass Thru	4.000	09-01-41	2,788,438	3,119,754
30 Yr Pass Thru	4.000	10-01-41	1,667,362	1,846,195
30 Yr Pass Thru	4.000	01-01-42	2,435,922	2,707,845
30 Yr Pass Thru	4.000	05-01-42	3,499,594	3,873,851
30 Yr Pass Thru	4.000	09-01-43	6,150,575	6,952,489
30 Yr Pass Thru	4.000	10-01-43	6,257,615	7,022,641
30 Yr Pass Thru	4.000	10-01-43	2,538,926	2,820,760
30 Yr Pass Thru	4.000	01-01-44	4,592,195	5,153,615
30 Yr Pass Thru	4.000	12-01-45	13,806,108	15,226,485
30 Yr Pass Thru	4.000	02-01-46	7,880,399	8,641,884
30 Yr Pass Thru	4.000	04-01-46	8,782,266	9,622,666
30 Yr Pass Thru	4.000	06-01-46	5,866,360	6,427,729
30 Yr Pass Thru	4.000	07-01-46	13,456,152	14,722,783
30 Yr Pass Thru	4.000	10-01-46	3,451,088	3,770,547
4	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	01-01-47	12,231,679	$13,551,237
30 Yr Pass Thru	4.000	03-01-47	16,434,115	18,027,284
30 Yr Pass Thru	4.000	04-01-47	16,039,206	17,762,003
30 Yr Pass Thru	4.000	11-01-47	5,078,532	5,513,091
30 Yr Pass Thru	4.000	12-01-47	10,501,848	11,506,799
30 Yr Pass Thru	4.000	12-01-47	6,571,770	7,112,333
30 Yr Pass Thru	4.000	09-01-48	5,002,100	5,460,444
30 Yr Pass Thru	4.000	10-01-48	15,589,237	16,964,095
30 Yr Pass Thru	4.000	10-01-48	18,900,476	20,626,426
30 Yr Pass Thru	4.000	01-01-49	13,776,081	14,935,067
30 Yr Pass Thru	4.000	02-01-49	16,948,639	18,416,905
30 Yr Pass Thru	4.000	07-01-49	26,052,821	28,391,200
30 Yr Pass Thru	7.000	09-01-31	120	142
30 Yr Pass Thru	7.000	09-01-31	96	114
30 Yr Pass Thru	7.000	09-01-31	1,781	2,108
30 Yr Pass Thru	7.000	01-01-32	76	90
30 Yr Pass Thru	7.000	05-01-32	111	132
30 Yr Pass Thru	7.000	06-01-32	47	55
30 Yr Pass Thru	7.500	09-01-29	46	53
30 Yr Pass Thru	7.500	12-01-29	53	62
30 Yr Pass Thru	7.500	12-01-30	13	16
30 Yr Pass Thru	7.500	01-01-31	22	25
30 Yr Pass Thru	7.500	05-01-31	264	311
30 Yr Pass Thru	7.500	08-01-31	102	115
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	2,707	3,063
30 Yr Pass Thru	5.000	04-15-35	1,311	1,479
30 Yr Pass Thru	5.500	03-15-35	2,041	2,347
30 Yr Pass Thru	6.000	03-15-33	1,983	2,302
30 Yr Pass Thru	6.000	06-15-33	700	808
30 Yr Pass Thru	6.500	09-15-28	232	261
30 Yr Pass Thru	6.500	09-15-29	123	139
30 Yr Pass Thru	6.500	08-15-31	183	213
30 Yr Pass Thru	7.000	04-15-29	593	680

30 Yr Pass Thru	8.000	10-15-26	289	324
Foreign government obligations 0.4%				$97,879,493
(Cost $88,991,029)
Qatar 0.2%				49,227,165
State of Qatar
Bond (C)	3.375	03-14-24	24,739,000	26,592,050
Bond (C)	5.103	04-23-48	17,804,000	22,635,115
Saudi Arabia 0.2%				48,652,328

Kingdom of Saudi Arabia Bond (C)	4.375	04-16-29	42,105,000	48,652,328
Corporate bonds 52.9%				$11,897,015,303
(Cost $11,323,767,961)
Communication services 7.1%				1,593,795,037
Diversified telecommunication services 2.7%
AT&T, Inc.	2.300	06-01-27	18,848,000	19,523,923
AT&T, Inc.	3.100	02-01-43	68,733,000	64,526,516
AT&T, Inc.	3.650	06-01-51	8,114,000	7,864,171
C&W Senior Financing DAC (C)	6.875	09-15-27	16,470,000	17,643,488
Cincinnati Bell, Inc. (C)	7.000	07-15-24	22,599,000	23,502,960
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Frontier Communications Corp. (C)	5.875	10-15-27	3,276,000	$3,505,320
GCI LLC (C)	4.750	10-15-28	13,671,000	14,132,396
Kenbourne Invest SA (C)(D)	4.700	01-22-28	4,339,000	4,519,069
Kenbourne Invest SA (C)	6.875	11-26-24	8,255,000	8,894,763
Level 3 Financing, Inc. (C)	3.400	03-01-27	24,679,000	26,838,413
Liquid Telecommunications Financing PLC (C)	8.500	07-13-22	12,395,000	12,627,145
Lumen Technologies, Inc. (C)	4.000	02-15-27	7,709,000	7,880,140
Lumen Technologies, Inc. (C)	4.500	01-15-29	21,848,000	21,811,951
Radiate Holdco LLC (C)	6.500	09-15-28	12,060,000	12,663,000
Switch, Ltd. (C)	3.750	09-15-28	4,349,000	4,430,544
Telecom Argentina SA (C)	6.500	06-15-21	6,990,000	6,762,895
Telecom Argentina SA (C)	8.000	07-18-26	12,621,000	11,264,243
Telecom Italia Capital SA	7.200	07-18-36	25,359,000	32,517,846
Telecom Italia SpA (C)	5.303	05-30-24	15,555,000	16,840,932
Telefonica Emisiones SA	5.213	03-08-47	45,088,000	54,527,479
Total Play Telecomunicaciones SA de CV (C)	7.500	11-12-25	32,912,000	32,459,460
Verizon Communications, Inc.	2.650	11-20-40	42,697,000	39,900,717
Verizon Communications, Inc.	3.000	03-22-27	5,717,000	6,200,218
Verizon Communications, Inc.	4.329	09-21-28	48,367,000	56,282,740
Verizon Communications, Inc.	4.400	11-01-34	20,489,000	24,305,856
Verizon Communications, Inc.	4.500	08-10-33	23,055,000	27,496,073
Verizon Communications, Inc.	4.862	08-21-46	39,492,000	48,722,529
Entertainment 0.6%
Activision Blizzard, Inc.	3.400	09-15-26	14,765,000	16,429,512
Legends Hospitality Holding Company LLC (C)	5.000	02-01-26	3,895,000	3,963,163
Lions Gate Capital Holdings LLC (C)	5.875	11-01-24	14,513,000	14,769,880
Lions Gate Capital Holdings LLC (C)	6.375	02-01-24	955,000	974,778
Netflix, Inc.	4.875	04-15-28	38,115,000	43,392,022
Netflix, Inc. (C)	4.875	06-15-30	15,694,000	18,048,100
Netflix, Inc. (C)	5.375	11-15-29	6,259,000	7,394,696
Netflix, Inc.	5.875	11-15-28	28,347,000	34,007,896
Interactive media and services 0.2%
ANGI Group LLC (C)	3.875	08-15-28	12,698,000	12,983,705
Match Group Holdings II LLC (C)	4.125	08-01-30	12,092,000	12,500,105
Twitter, Inc. (C)	3.875	12-15-27	13,568,000	14,479,770
Media 2.4%
Altice Financing SA (C)	5.000	01-15-28	6,979,000	6,979,768
Altice France Holding SA (C)	10.500	05-15-27	4,417,000	4,966,033
Cable One, Inc. (C)	4.000	11-15-30	6,833,000	6,833,000
Charter Communications Operating LLC	4.200	03-15-28	38,606,000	43,276,279
Charter Communications Operating LLC	4.800	03-01-50	42,872,000	47,145,577
Charter Communications Operating LLC	5.750	04-01-48	43,010,000	53,023,385
Charter Communications Operating LLC	6.484	10-23-45	37,107,000	49,741,361
Clear Channel Outdoor Holdings, Inc. (C)	7.750	04-15-28	5,676,000	5,761,140
Comcast Corp.	3.999	11-01-49	5,054,000	5,813,779
Comcast Corp.	4.150	10-15-28	82,953,000	96,484,336
Cox Communications, Inc. (C)	1.800	10-01-30	13,500,000	12,907,727
CSC Holdings LLC (C)	4.625	12-01-30	9,915,000	9,887,535
CSC Holdings LLC (C)	5.375	02-01-28	7,610,000	8,045,292
CSC Holdings LLC (C)	5.750	01-15-30	21,498,000	22,942,666
CSC Holdings LLC	5.875	09-15-22	11,735,000	12,345,044
CSC Holdings LLC (C)	7.500	04-01-28	12,930,000	14,241,878
6	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	23,350,000	$24,255,046
LCPR Senior Secured Financing DAC (C)	6.750	10-15-27	11,535,000	12,355,139
MDC Partners, Inc. (C)	7.500	05-01-24	26,006,000	26,201,045
Meredith Corp.	6.875	02-01-26	22,123,000	22,572,982
National CineMedia LLC (C)	5.875	04-15-28	8,680,000	7,985,600
Sirius XM Radio, Inc. (C)	5.000	08-01-27	22,861,000	23,804,473
Townsquare Media, Inc. (C)	6.875	02-01-26	5,907,000	6,177,806
Virgin Media Finance PLC (C)	5.000	07-15-30	5,989,000	6,093,808
Wireless telecommunication services 1.2%
Millicom International Cellular SA (C)(D)	4.500	04-27-31	2,745,000	2,937,150
Millicom International Cellular SA (C)(D)	5.125	01-15-28	3,690,000	3,930,256
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	12,421,000	13,162,320
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28	13,917,000	15,208,525
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	31,003,000	32,165,613
Sprint Corp.	7.875	09-15-23	16,706,000	19,287,912
Telefonica Celular del Paraguay SA (C)	5.875	04-15-27	13,976,000	14,922,175
T-Mobile USA, Inc. (C)	2.050	02-15-28	34,705,000	34,370,791
T-Mobile USA, Inc. (C)	2.550	02-15-31	11,123,000	11,061,156
T-Mobile USA, Inc.	2.875	02-15-31	3,484,000	3,418,675
T-Mobile USA, Inc. (C)	3.750	04-15-27	16,054,000	17,683,802
T-Mobile USA, Inc. (C)	3.875	04-15-30	39,280,000	43,185,218
T-Mobile USA, Inc. (C)	4.500	04-15-50	22,409,000	24,904,466
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	34,315,000	41,127,865
Consumer discretionary 6.1%				1,374,100,218
Auto components 0.1%
Dealer Tire LLC (C)	8.000	02-01-28	6,953,000	7,439,710
Magna International, Inc.	2.450	06-15-30	8,307,000	8,542,823
Automobiles 1.6%
Daimler Finance North America LLC (C)	3.500	08-03-25	13,005,000	14,325,436
Ford Motor Credit Company LLC	2.900	02-16-28	4,515,000	4,448,178
Ford Motor Credit Company LLC	4.000	11-13-30	13,199,000	13,495,978
Ford Motor Credit Company LLC	4.125	08-17-27	23,165,000	24,381,163
Ford Motor Credit Company LLC	4.134	08-04-25	64,596,000	67,987,290
Ford Motor Credit Company LLC	5.113	05-03-29	35,988,000	39,406,860
Ford Motor Credit Company LLC	5.875	08-02-21	32,495,000	33,053,914
General Motors Company	5.400	04-01-48	11,218,000	13,742,523
General Motors Financial Company, Inc.	3.600	06-21-30	57,495,000	62,140,833
General Motors Financial Company, Inc.	4.300	07-13-25	26,238,000	29,113,964
General Motors Financial Company, Inc.	5.200	03-20-23	19,336,000	21,084,139
Hyundai Capital America (C)	1.800	10-15-25	11,797,000	11,914,024
Hyundai Capital America (C)	2.375	10-15-27	10,962,000	11,242,061
Nissan Motor Acceptance Corp. (C)	3.450	03-15-23	15,660,000	16,460,538
Diversified consumer services 0.2%
GEMS MENASA Cayman, Ltd. (C)	7.125	07-31-26	6,680,000	6,897,100
Laureate Education, Inc. (C)	8.250	05-01-25	8,645,000	9,055,638
Service Corp. International	3.375	08-15-30	8,007,000	7,856,869
Sotheby's (C)(D)	7.375	10-15-27	15,884,000	17,154,720
Hotels, restaurants and leisure 1.7%
Affinity Gaming (C)	6.875	12-15-27	9,651,000	10,230,060
Bally's Corp. (C)	6.750	06-01-27	21,495,000	23,011,472
Caesars Resort Collection LLC (C)	5.750	07-01-25	6,989,000	7,338,450
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
CCM Merger, Inc. (C)	6.375	05-01-26	7,806,000	$8,274,360
Choice Hotels International, Inc.	3.700	12-01-29	6,723,000	7,124,766
Choice Hotels International, Inc.	3.700	01-15-31	11,292,000	11,912,608
Connect Finco SARL (C)	6.750	10-01-26	23,292,000	24,143,905
Dave & Buster's, Inc. (C)	7.625	11-01-25	3,083,000	3,267,980
Hilton Domestic Operating Company, Inc. (C)	3.625	02-15-32	15,972,000	15,729,864
Hilton Domestic Operating Company, Inc. (C)	4.000	05-01-31	11,127,000	11,279,996
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	17,454,000	18,807,034
Hilton Domestic Operating Company, Inc. (C)	5.750	05-01-28	4,667,000	5,054,968
Hyatt Hotels Corp.	5.750	04-23-30	13,271,000	15,784,030
International Game Technology PLC (C)	5.250	01-15-29	4,076,000	4,315,465
International Game Technology PLC (C)	6.500	02-15-25	11,430,000	12,630,150
Jacobs Entertainment, Inc. (C)	7.875	02-01-24	15,070,000	15,687,117
Life Time, Inc. (C)	8.000	04-15-26	7,037,000	7,124,963
Marriott International, Inc.	3.125	06-15-26	9,705,000	10,195,453
Marriott International, Inc.	3.500	10-15-32	23,804,000	25,080,515
Marriott International, Inc.	4.625	06-15-30	14,703,000	16,744,952
MGM Resorts International	4.750	10-15-28	22,639,000	23,562,784
Mohegan Gaming & Entertainment (C)	8.000	02-01-26	16,308,000	16,124,535
New Red Finance, Inc. (C)	4.000	10-15-30	33,222,000	32,398,094
Resorts World Las Vegas LLC (C)	4.625	04-16-29	19,445,000	19,881,401
Travel + Leisure Company (C)	4.625	03-01-30	9,653,000	10,005,914
Travel + Leisure Company	6.600	10-01-25	8,556,000	9,604,110
Waterford Gaming LLC (C)(F)(G)	8.625	09-15-14	422,977	0
Wyndham Hotels & Resorts, Inc. (C)	4.375	08-15-28	4,856,000	4,953,120
Yum! Brands, Inc.	3.625	03-15-31	14,245,000	13,693,006
Yum! Brands, Inc. (C)	4.750	01-15-30	12,072,000	12,595,925
Household durables 0.1%
Century Communities, Inc.	6.750	06-01-27	11,331,000	12,067,515
Empire Communities Corp. (C)	7.000	12-15-25	3,140,000	3,304,850
MDC Holdings, Inc.	2.500	01-15-31	9,029,000	8,803,275
Internet and direct marketing retail 1.7%
Amazon.com, Inc.	3.150	08-22-27	47,038,000	52,137,556
Amazon.com, Inc.	4.050	08-22-47	25,692,000	30,643,291
Booking Holdings, Inc.	4.625	04-13-30	28,577,000	34,122,450
eBay, Inc.	2.700	03-11-30	34,480,000	35,798,708
Expedia Group, Inc. (C)	2.950	03-15-31	15,668,000	15,511,290
Expedia Group, Inc.	3.250	02-15-30	27,188,000	27,875,644
Expedia Group, Inc.	3.800	02-15-28	44,372,000	47,596,931
Expedia Group, Inc. (C)	4.625	08-01-27	24,575,000	27,348,800
Expedia Group, Inc.	5.000	02-15-26	38,816,000	43,866,056
MercadoLibre, Inc.	3.125	01-14-31	3,107,000	3,061,203
Prosus NV (C)	4.850	07-06-27	6,375,000	7,233,768
Prosus NV (C)	5.500	07-21-25	19,530,000	22,148,700
QVC, Inc.	4.375	03-15-23	20,103,000	21,053,872
QVC, Inc.	5.450	08-15-34	10,655,000	11,267,663
Multiline retail 0.4%
Dollar General Corp.	3.500	04-03-30	20,177,000	22,222,283
Dollar Tree, Inc.	4.200	05-15-28	47,304,000	54,229,328
Macy's, Inc. (C)	8.375	06-15-25	6,694,000	7,396,870
Nordstrom, Inc. (C)	8.750	05-15-25	2,499,000	2,785,911
8	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.2%
Asbury Automotive Group, Inc.	4.750	03-01-30	10,331,000	$10,821,723
AutoNation, Inc.	4.750	06-01-30	12,415,000	14,637,930
Group 1 Automotive, Inc. (C)	4.000	08-15-28	2,525,000	2,550,250
Ken Garff Automotive LLC (C)	4.875	09-15-28	9,390,000	9,624,750
Michaels Stores, Inc. (C)	4.750	10-01-27	4,752,000	4,858,920
Specialty Building Products Holdings LLC (C)	6.375	09-30-26	1,895,000	1,966,063
Textiles, apparel and luxury goods 0.1%
Hanesbrands, Inc. (C)	5.375	05-15-25	6,936,000	7,350,634
Levi Strauss & Company (C)	3.500	03-01-31	3,822,000	3,864,998
Levi Strauss & Company	5.000	05-01-25	11,378,000	11,648,228
Consumer staples 2.0%				449,409,464
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	25,824,000	29,960,433
Constellation Brands, Inc.	3.150	08-01-29	9,389,000	10,068,810
Keurig Dr Pepper, Inc.	3.200	05-01-30	7,793,000	8,429,436
Food and staples retailing 0.7%
7-Eleven, Inc. (C)	1.300	02-10-28	22,141,000	21,573,128
7-Eleven, Inc. (C)	2.800	02-10-51	27,129,000	25,075,292
Advantage Sales & Marketing, Inc. (C)	6.500	11-15-28	24,026,000	24,626,650
Albertsons Companies, Inc. (C)	3.250	03-15-26	7,699,000	7,616,621
Albertsons Companies, Inc. (C)	3.500	03-15-29	19,349,000	18,589,552
Albertsons Companies, Inc. (C)	4.875	02-15-30	8,895,000	9,208,282
Sysco Corp.	5.950	04-01-30	8,195,000	10,499,251
The Kroger Company	2.200	05-01-30	13,549,000	13,692,362
U.S. Foods, Inc. (C)	4.750	02-15-29	12,902,000	13,084,434
Food products 0.9%
BRF SA (C)(D)	5.750	09-21-50	19,438,000	19,939,500
Cargill, Inc. (C)	2.125	04-23-30	10,774,000	10,912,094
JBS Investments II GmbH (C)	5.750	01-15-28	31,704,000	33,329,147
Kraft Heinz Foods Company	3.875	05-15-27	1,601,000	1,750,002
Kraft Heinz Foods Company	4.375	06-01-46	21,821,000	23,773,379
Kraft Heinz Foods Company	4.875	10-01-49	5,006,000	5,860,708
Kraft Heinz Foods Company	5.000	06-04-42	7,523,000	8,848,873
Kraft Heinz Foods Company	5.500	06-01-50	12,859,000	16,534,042
Lamb Weston Holdings, Inc. (C)	4.875	05-15-28	1,130,000	1,231,700
MARB BondCo PLC (C)	3.950	01-29-31	15,417,000	14,954,490
NBM US Holdings, Inc. (C)	6.625	08-06-29	23,263,000	25,932,429
NBM US Holdings, Inc. (C)	7.000	05-14-26	11,950,000	12,895,245
Post Holdings, Inc. (C)	5.500	12-15-29	10,492,000	11,292,120
Simmons Foods, Inc. (C)	4.625	03-01-29	2,637,000	2,671,017
Simmons Foods, Inc. (C)	5.750	11-01-24	11,940,000	12,305,364
Household products 0.1%
Edgewell Personal Care Company (C)	4.125	04-01-29	9,887,000	9,849,924
Edgewell Personal Care Company (C)	5.500	06-01-28	16,051,000	17,036,692
Personal products 0.1%
Natura Cosmeticos SA (C)(D)	5.375	02-01-23	20,072,000	20,503,749
Walnut Bidco PLC (C)(D)	9.125	08-01-24	6,925,000	7,364,738
Energy 4.4%				995,929,847
Energy equipment and services 0.2%
CSI Compressco LP (C)	7.500	04-01-25	20,084,000	20,134,210
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
CSI Compressco LP (C)	7.500	04-01-25	5,179,000	$5,191,948
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (C)	10.000	04-01-26	16,265,562	13,825,728
Inkia Energy, Ltd. (C)	5.875	11-09-27	4,600,000	4,876,000
Oil, gas and consumable fuels 4.2%
Aker BP ASA (C)	2.875	01-15-26	15,032,000	15,586,545
Aker BP ASA (C)	3.000	01-15-25	13,687,000	14,177,694
Aker BP ASA (C)	4.000	01-15-31	30,743,000	32,814,720
Altera Infrastructure LP (C)(D)	8.500	07-15-23	17,682,000	16,044,558
Antero Resources Corp. (D)	5.000	03-01-25	12,103,000	12,036,434
Cheniere Energy Partners LP (C)	4.000	03-01-31	21,343,000	21,510,116
Cheniere Energy Partners LP	4.500	10-01-29	29,576,000	31,128,740
Cimarex Energy Company	4.375	06-01-24	14,759,000	16,060,401
Colorado Interstate Gas Company LLC (C)	4.150	08-15-26	11,535,000	12,952,919
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	13,527,000	12,005,213
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	21,406,000	21,788,953
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	24,440,000	26,441,158
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	22,746,000	24,106,389
Energy Transfer Operating LP	4.200	04-15-27	10,762,000	11,904,368
Energy Transfer Operating LP	5.150	03-15-45	24,388,000	25,796,171
Energy Transfer Operating LP	5.250	04-15-29	30,024,000	34,819,611
Energy Transfer Operating LP	5.875	01-15-24	20,706,000	23,250,100
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	41,461,000	41,477,701
Husky Energy, Inc.	3.950	04-15-22	17,036,000	17,474,980
Kinder Morgan Energy Partners LP	7.750	03-15-32	15,840,000	22,663,952
Leviathan Bond, Ltd. (C)	6.500	06-30-27	25,641,000	28,567,990
Leviathan Bond, Ltd. (C)	6.750	06-30-30	4,524,000	5,034,141
Midwest Connector Capital Company LLC (C)	3.625	04-01-22	10,878,000	11,015,953
Midwest Connector Capital Company LLC (C)	3.900	04-01-24	26,438,000	27,082,121
MPLX LP	4.000	03-15-28	16,574,000	18,519,988
MPLX LP	4.125	03-01-27	5,490,000	6,147,094
MPLX LP	4.250	12-01-27	10,188,000	11,611,311
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (E)	6.875	02-15-23	49,298,000	49,113,133
Occidental Petroleum Corp.	2.900	08-15-24	13,909,000	13,535,961
Occidental Petroleum Corp.	3.500	08-15-29	4,362,000	4,171,250
Petrobras Global Finance BV	5.093	01-15-30	34,286,000	36,360,303
Petrobras Global Finance BV	6.900	03-19-49	12,183,000	13,625,467
Sabine Pass Liquefaction LLC	4.200	03-15-28	17,945,000	20,150,806
Sabine Pass Liquefaction LLC	5.000	03-15-27	20,438,000	23,762,020
Sabine Pass Liquefaction LLC	5.875	06-30-26	36,729,000	43,801,102
Sunoco Logistics Partners Operations LP	3.900	07-15-26	26,543,000	28,839,148
Sunoco Logistics Partners Operations LP	5.400	10-01-47	17,042,000	18,709,794
Sunoco LP (C)	4.500	05-15-29	5,408,000	5,408,000
Targa Resources Partners LP (C)	4.000	01-15-32	14,579,000	14,290,336
Targa Resources Partners LP	5.875	04-15-26	28,329,000	29,498,988
The Williams Companies, Inc.	3.750	06-15-27	25,351,000	28,116,929
The Williams Companies, Inc.	4.550	06-24-24	49,953,000	55,522,244
The Williams Companies, Inc.	5.750	06-24-44	7,401,000	9,267,368
TransCanada PipeLines, Ltd.	4.250	05-15-28	13,625,000	15,709,791
10	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 11.8%				$2,652,390,628
Banks 6.7%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (C)(E)	6.750	06-15-26	14,230,000	16,838,928
Banco Santander SA	4.379	04-12-28	19,106,000	21,950,268
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	33,019,000	33,912,711
Bank of America Corp. (2.831% to 10-24-50, then SOFR + 1.880%)	2.831	10-24-51	20,707,000	19,764,907
Bank of America Corp.	3.248	10-21-27	34,717,000	38,061,835
Bank of America Corp.	3.950	04-21-25	32,757,000	36,253,078
Bank of America Corp.	4.450	03-03-26	38,310,000	43,865,558
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	39,324,000	45,149,005
Barclays PLC	4.375	01-12-26	20,493,000	23,187,385
BPCE SA (C)	4.500	03-15-25	20,953,000	23,464,860
Citigroup, Inc.	3.200	10-21-26	39,961,000	43,565,663
Citigroup, Inc.	4.600	03-09-26	43,514,000	49,935,976
Citigroup, Inc. (3 month LIBOR + 4.478%) (B)(E)	4.676	05-15-21	7,537,000	7,546,421
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	32,692,000	33,025,458
Citigroup, Inc.	5.500	09-13-25	11,526,000	13,629,424
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (D)(E)	6.250	08-15-26	26,512,000	30,231,634
Citizens Financial Group, Inc.	3.250	04-30-30	34,192,000	37,161,744
Credit Agricole SA (C)	2.811	01-11-41	16,269,000	15,512,740
Credit Agricole SA (C)	3.250	01-14-30	34,359,000	36,430,781
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(E)	7.875	01-23-24	18,705,000	20,940,547
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	18,634,000	18,634,000
Freedom Mortgage Corp. (C)	8.125	11-15-24	16,897,000	17,530,638
Freedom Mortgage Corp. (C)	8.250	04-15-25	5,630,000	5,856,776
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (E)	6.375	03-30-25	7,004,000	7,667,979
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (E)	6.875	06-01-21	22,840,000	23,211,150
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	7,245,000	8,030,358
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	37,839,000	38,869,572
JPMorgan Chase & Co.	2.950	10-01-26	39,519,000	42,994,432
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	34,052,000	35,579,227
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	32,034,000	36,033,575
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (E)	4.600	02-01-25	29,100,000	29,682,000
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	34,253,000	37,849,565
Lloyds Banking Group PLC	4.450	05-08-25	58,393,000	65,976,523
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	20,539,000	22,772,616
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (D)(E)	5.125	11-01-26	10,483,000	11,305,916
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	12,650,000	13,445,614
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (D)(E)	6.000	12-29-25	27,442,000	30,392,015
NatWest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (E)	8.625	08-15-21	38,808,000	40,069,260
PNC Bank NA	4.050	07-26-28	7,606,000	8,776,708
Santander Holdings USA, Inc.	3.244	10-05-26	49,338,000	52,846,004
Santander Holdings USA, Inc.	3.450	06-02-25	41,194,000	44,278,958
Santander Holdings USA, Inc.	3.500	06-07-24	31,898,000	34,294,171
Santander Holdings USA, Inc.	4.400	07-13-27	11,817,000	13,272,418
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(E)	5.375	11-18-30	21,544,000	22,028,955
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (C)(E)	7.375	09-13-21	17,406,000	17,764,912
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	18,664,000	19,410,560
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (E)	6.750	08-01-21	29,683,000	$30,128,245
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%)	2.188	04-30-26	42,156,000	43,902,043
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	52,808,000	54,846,889
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	24,785,000	25,438,292
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	59,007,000	64,568,410
Capital markets 1.9%
Ares Capital Corp.	2.150	07-15-26	27,440,000	27,102,476
Ares Capital Corp.	3.875	01-15-26	23,776,000	25,404,996
Ares Capital Corp.	4.200	06-10-24	20,159,000	21,896,139
Cantor Fitzgerald LP (C)	4.875	05-01-24	29,539,000	32,847,709
Credit Suisse Group AG (C)	3.574	01-09-23	8,054,000	8,263,311
Credit Suisse Group AG (5.250% to 2-11-27, then 5 Year CMT + 4.889%) (C)(E)	5.250	02-11-27	15,347,000	16,306,188
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (C)(E)	7.500	07-17-23	20,136,000	22,024,757
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (C)(E)	7.500	12-11-23	10,408,000	11,527,006
Lazard Group LLC	4.375	03-11-29	14,330,000	16,399,927
Macquarie Bank, Ltd. (C)	3.624	06-03-30	17,809,000	18,869,113
Macquarie Bank, Ltd. (C)(D)	4.875	06-10-25	21,865,000	24,581,211
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	63,469,000	66,090,272
Morgan Stanley	3.875	01-27-26	21,682,000	24,409,239
Raymond James Financial, Inc.	4.650	04-01-30	10,365,000	12,418,979
The Goldman Sachs Group, Inc.	3.850	01-26-27	52,675,000	58,818,942
UBS Group AG (6.875% to 3-22-21, then 5 Year U.S. Swap Rate + 5.497%) (E)	6.875	03-22-21	19,719,000	19,769,086
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (C)(E)	7.000	01-31-24	16,988,000	18,580,625
Consumer finance 0.6%
Ally Financial, Inc.	5.125	09-30-24	34,832,000	39,745,387
Ally Financial, Inc.	5.800	05-01-25	16,584,000	19,453,213
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (C)(E)	9.125	11-29-22	9,375,000	9,286,734
Discover Financial Services	4.100	02-09-27	9,359,000	10,573,360
Enova International, Inc. (C)	8.500	09-01-24	3,051,000	3,104,393
Enova International, Inc. (C)	8.500	09-15-25	15,665,000	16,056,625
OneMain Finance Corp.	6.875	03-15-25	5,750,000	6,485,310
OneMain Finance Corp.	8.875	06-01-25	7,417,000	8,148,316
Unifin Financiera SAB de CV (C)	9.875	01-28-29	22,960,000	24,050,600
Diversified financial services 0.9%
Brightstar Escrow Corp. (C)	9.750	10-15-25	7,887,000	8,379,938
GE Capital International Funding Company Unlimited Company	4.418	11-15-35	37,028,000	42,287,405
Gogo Intermediate Holdings LLC (C)	9.875	05-01-24	11,436,000	12,065,552
Jefferies Financial Group, Inc.	5.500	10-18-23	15,718,000	17,133,668
Jefferies Group LLC	4.150	01-23-30	24,170,000	27,380,882
Jefferies Group LLC	4.850	01-15-27	30,455,000	35,775,862
Operadora de Servicios Mega SA de CV (C)	8.250	02-11-25	10,104,000	10,521,598
Trident TPI Holdings, Inc. (C)	6.625	11-01-25	4,032,000	4,092,480
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	33,960,000	36,227,170
Insurance 1.6%
Athene Holding, Ltd.	3.500	01-15-31	13,118,000	13,667,560
AXA SA	8.600	12-15-30	11,242,000	17,546,281
Brighthouse Financial, Inc.	3.700	06-22-27	23,774,000	25,914,305
12	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
CNA Financial Corp.	2.050	08-15-30	11,031,000	$10,821,443
CNO Financial Group, Inc.	5.250	05-30-25	11,065,000	12,719,783
CNO Financial Group, Inc.	5.250	05-30-29	29,168,000	34,348,190
Liberty Mutual Group, Inc. (C)	3.951	10-15-50	14,028,000	15,404,595
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	23,482,000	29,918,281
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (C)	9.250	04-08-38	6,634,000	10,094,808
New York Life Insurance Company (C)	3.750	05-15-50	13,513,000	15,019,507
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (C)	2.750	01-21-51	38,069,000	37,749,709
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) (C)	5.100	10-16-44	20,670,000	22,943,700
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	49,480,000	52,280,255
SBL Holdings, Inc. (C)	5.000	02-18-31	25,288,000	25,126,217
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	24,909,000	29,186,550
Thrifts and mortgage finance 0.1%
Nationstar Mortgage Holdings, Inc. (C)	5.125	12-15-30	10,058,000	10,260,568
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	10,311,000	10,594,553
Nationstar Mortgage Holdings, Inc. (C)	6.000	01-15-27	6,021,000	6,322,050
Radian Group, Inc.	4.500	10-01-24	8,102,000	8,507,100
Health care 3.6%				798,456,392
Biotechnology 0.7%
AbbVie, Inc.	3.200	11-21-29	56,322,000	60,890,502
AbbVie, Inc.	4.250	11-21-49	16,102,000	18,589,244
Gilead Sciences, Inc.	2.800	10-01-50	27,607,000	25,488,672
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	37,258,000	40,775,504
Health care equipment and supplies 0.1%
Varex Imaging Corp. (C)	7.875	10-15-27	9,388,000	10,303,330
Health care providers and services 2.3%
AmerisourceBergen Corp.	2.800	05-15-30	25,603,000	26,852,555
Anthem, Inc.	2.250	05-15-30	9,636,000	9,709,408
Centene Corp.	2.500	03-01-31	25,789,000	24,943,121
Centene Corp.	3.000	10-15-30	21,643,000	21,982,795
Centene Corp.	3.375	02-15-30	8,535,000	8,771,420
Centene Corp.	4.250	12-15-27	6,580,000	6,851,425
Centene Corp.	4.625	12-15-29	9,945,000	10,730,655
Centene Corp. (C)	5.375	06-01-26	17,583,000	18,372,301
CVS Health Corp.	2.700	08-21-40	17,949,000	17,041,490
CVS Health Corp.	3.000	08-15-26	5,073,000	5,507,173
CVS Health Corp.	3.750	04-01-30	22,401,000	25,047,414
CVS Health Corp.	4.300	03-25-28	30,434,000	35,032,548
CVS Health Corp.	5.050	03-25-48	30,877,000	38,997,122
DaVita, Inc. (C)	3.750	02-15-31	20,287,000	19,332,395
DaVita, Inc. (C)	4.625	06-01-30	22,157,000	22,544,748
Encompass Health Corp.	4.500	02-01-28	8,919,000	9,272,282
Encompass Health Corp.	4.625	04-01-31	8,128,000	8,633,964
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	36,464,000	35,510,862
HCA, Inc.	4.125	06-15-29	13,528,000	15,270,532
HCA, Inc.	5.250	04-15-25	21,962,000	25,304,605
HCA, Inc.	5.250	06-15-26	18,315,000	21,418,095
MEDNAX, Inc. (C)	6.250	01-15-27	22,485,000	23,748,882
Rede D'or Finance Sarl (C)	4.500	01-22-30	31,431,000	31,981,043
Select Medical Corp. (C)	6.250	08-15-26	15,644,000	16,739,080
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Team Health Holdings, Inc. (C)	6.375	02-01-25	3,197,000	$2,877,300
Universal Health Services, Inc. (C)	2.650	10-15-30	13,849,000	13,693,337
Universal Health Services, Inc. (C)	5.000	06-01-26	28,600,000	29,386,500
Life sciences tools and services 0.0%
Charles River Laboratories International, Inc. (C)	4.250	05-01-28	3,981,000	4,155,169
Pharmaceuticals 0.5%
Bausch Health Companies, Inc. (C)	5.250	01-30-30	9,478,000	9,636,283
Bausch Health Companies, Inc. (C)	6.125	04-15-25	22,322,000	22,856,835
Bausch Health Companies, Inc. (C)	6.250	02-15-29	23,632,000	25,184,622
Catalent Pharma Solutions, Inc. (C)	3.125	02-15-29	3,803,000	3,757,288
Catalent Pharma Solutions, Inc. (C)	5.000	07-15-27	3,705,000	3,899,513
Royalty Pharma PLC (C)	1.750	09-02-27	11,002,000	11,018,210
Viatris, Inc. (C)	2.300	06-22-27	11,686,000	12,051,580
Viatris, Inc. (C)	2.700	06-22-30	23,971,000	24,296,588
Industrials 6.6%				1,487,883,508
Aerospace and defense 1.2%
BAE Systems PLC (C)	1.900	02-15-31	28,219,000	27,337,828
DAE Funding LLC (C)	2.625	03-20-25	24,111,000	24,417,210
Howmet Aerospace, Inc.	5.125	10-01-24	19,813,000	21,544,656
Huntington Ingalls Industries, Inc.	3.844	05-01-25	5,943,000	6,549,986
Huntington Ingalls Industries, Inc.	4.200	05-01-30	24,364,000	27,991,945
Kratos Defense & Security Solutions, Inc. (C)	6.500	11-30-25	12,059,000	12,571,508
The Boeing Company	3.200	03-01-29	43,636,000	44,847,959
The Boeing Company	5.040	05-01-27	34,828,000	40,140,430
The Boeing Company	5.805	05-01-50	17,216,000	22,207,788
TransDigm, Inc.	5.500	11-15-27	40,678,000	41,788,509
Air freight and logistics 0.1%
Simpar Europe SA (C)	5.200	01-26-31	6,695,000	6,761,950
Watco Companies LLC (C)	6.500	06-15-27	3,034,000	3,260,185
XPO Logistics, Inc. (C)	6.250	05-01-25	2,265,000	2,432,723
Airlines 2.4%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	05-15-25	9,995,427	9,797,467
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	01-15-26	11,453,988	10,955,517
Alaska Airlines 2020-1 Class B Pass Through Trust (C)	8.000	08-15-25	5,794,913	6,475,113
American Airlines 2001-01 Pass Through Trust	6.977	05-23-21	823,110	820,139
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	51,576,405	50,197,866
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	5,771,575	5,338,767
American Airlines 2016-1 Class A Pass Through Trust (D)	4.100	01-15-28	22,538,483	22,036,076
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	7,176,575	6,611,024
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	16,619,225	16,818,046
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	15,601,667	14,709,273
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	23,543,397	22,013,076
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	16,494,851	16,332,917
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	11,863,980	12,291,285
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	8,288,663	8,287,183
British Airways 2020-1 Class A Pass Through Trust (C)	4.250	11-15-32	12,774,823	13,723,812
British Airways 2020-1 Class B Pass Through Trust (C)	8.375	11-15-28	10,592,562	12,081,115
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	6,385,616	6,490,592
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	2,302,225	2,336,968
Delta Air Lines, Inc.	2.900	10-28-24	38,627,000	38,445,435
Delta Air Lines, Inc.	3.800	04-19-23	24,159,000	24,765,836
14	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Delta Air Lines, Inc. (D)	4.375	04-19-28	25,890,000	$27,195,357
Delta Air Lines, Inc. (C)	4.500	10-20-25	5,725,000	6,114,613
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	17,979,371	18,168,312
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	27,929,106	28,766,979
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	8,465,164	8,559,560
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	25,013,255	25,012,472
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	25,720,868	25,288,485
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	6,353,116	6,449,004
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	14,484,022	14,819,062
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	52,035,868	58,019,993
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	12,670,000	13,071,259
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	3,598,130	3,562,149
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	5,631,983	5,730,765
Building products 0.1%
Builders FirstSource, Inc. (C)	5.000	03-01-30	2,354,000	2,473,936
Builders FirstSource, Inc. (C)	6.750	06-01-27	3,811,000	4,087,298
Owens Corning	3.950	08-15-29	20,149,000	22,602,766
Commercial services and supplies 0.5%
APX Group, Inc. (D)	7.625	09-01-23	20,382,000	21,191,165
Cimpress PLC (C)	7.000	06-15-26	21,585,000	22,765,700
Clean Harbors, Inc. (C)	4.875	07-15-27	2,960,000	3,085,800
GFL Environmental, Inc. (C)	3.500	09-01-28	20,763,000	20,295,833
Graphic Packaging International LLC (C)	3.500	03-01-29	15,441,000	15,518,205
LSC Communications, Inc. (C)(F)	8.750	10-15-23	19,591,000	1,371,370
Prime Security Services Borrower LLC (C)	3.375	08-31-27	3,310,000	3,226,853
Prime Security Services Borrower LLC (C)	6.250	01-15-28	12,325,000	12,767,837
Stericycle, Inc. (C)	3.875	01-15-29	4,547,000	4,579,511
Williams Scotsman International, Inc. (C)	4.625	08-15-28	3,903,000	4,010,333
Construction and engineering 0.2%
AECOM	5.125	03-15-27	22,916,000	25,035,730
MasTec, Inc. (C)	4.500	08-15-28	10,219,000	10,680,899
Picasso Finance Sub, Inc. (C)	6.125	06-15-25	1,866,000	1,992,366
Tutor Perini Corp. (C)(D)	6.875	05-01-25	3,258,000	3,298,725
Industrial conglomerates 0.3%
General Electric Company	4.250	05-01-40	30,909,000	34,323,502
General Electric Company	5.550	01-05-26	33,288,000	39,683,339
Machinery 0.2%
ATS Automation Tooling Systems, Inc. (C)	4.125	12-15-28	2,898,000	2,930,747
Clark Equipment Company (C)	5.875	06-01-25	2,794,000	2,947,670
Flowserve Corp.	3.500	10-01-30	12,857,000	13,618,753
Hillenbrand, Inc.	5.750	06-15-25	5,132,000	5,491,240
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	7,377,000	7,782,735
Vertical U.S. Newco, Inc. (C)	5.250	07-15-27	6,702,000	6,986,835
Professional services 0.4%
CoStar Group, Inc. (C)	2.800	07-15-30	30,088,000	30,361,291
IHS Markit, Ltd. (C)	4.000	03-01-26	18,813,000	20,942,632
IHS Markit, Ltd. (C)	4.750	02-15-25	10,406,000	11,742,130
IHS Markit, Ltd.	4.750	08-01-28	14,577,000	17,136,721
TriNet Group, Inc. (C)	3.500	03-01-29	12,203,000	12,096,224
Road and rail 0.2%
Uber Technologies, Inc. (C)	7.500	05-15-25	16,479,000	17,715,090
Uber Technologies, Inc. (C)	7.500	09-15-27	28,351,000	31,008,906
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors 0.9%
AerCap Ireland Capital DAC	1.750	01-30-26	28,153,000	$27,523,560
AerCap Ireland Capital DAC	2.875	08-14-24	26,769,000	27,880,941
AerCap Ireland Capital DAC	3.650	07-21-27	8,425,000	8,958,966
Ahern Rentals, Inc. (C)	7.375	05-15-23	14,914,000	12,527,760
Air Lease Corp.	2.875	01-15-26	12,722,000	13,240,818
Air Lease Corp.	3.625	12-01-27	10,511,000	11,232,563
Aircastle, Ltd.	5.500	02-15-22	13,596,000	14,195,588
Ashtead Capital, Inc. (C)	4.250	11-01-29	9,234,000	10,041,975
Ashtead Capital, Inc. (C)	4.375	08-15-27	15,640,000	16,461,100
Boise Cascade Company (C)	4.875	07-01-30	3,222,000	3,434,491
H&E Equipment Services, Inc. (C)	3.875	12-15-28	18,668,000	17,967,950
United Rentals North America, Inc.	3.875	11-15-27	13,783,000	14,357,613
United Rentals North America, Inc.	3.875	02-15-31	8,759,000	8,957,172
United Rentals North America, Inc.	4.875	01-15-28	24,504,000	25,912,980
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (C)	3.100	02-02-31	18,907,000	18,299,695
Information technology 4.8%				1,069,920,990
Communications equipment 0.5%
Motorola Solutions, Inc.	2.300	11-15-30	29,376,000	28,807,281
Motorola Solutions, Inc.	4.600	02-23-28	37,982,000	44,364,066
Motorola Solutions, Inc.	4.600	05-23-29	9,004,000	10,491,965
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	27,193,000	28,154,952
IT services 0.4%
Gartner, Inc. (C)	3.750	10-01-30	3,903,000	3,951,788
Gartner, Inc. (C)	4.500	07-01-28	4,885,000	5,129,250
PayPal Holdings, Inc.	2.850	10-01-29	38,042,000	40,709,523
Sabre GLBL, Inc. (C)	7.375	09-01-25	12,762,000	13,817,545
Tempo Acquisition LLC (C)	6.750	06-01-25	6,270,000	6,434,588
VeriSign, Inc.	5.250	04-01-25	10,167,000	11,361,623
Visa, Inc.	2.700	04-15-40	12,354,000	12,576,981
Semiconductors and semiconductor equipment 2.4%
Broadcom Corp.	3.125	01-15-25	20,027,000	21,436,538
Broadcom, Inc.	4.700	04-15-25	30,734,000	34,691,210
Broadcom, Inc.	4.750	04-15-29	94,673,000	108,498,305
Broadcom, Inc.	5.000	04-15-30	36,018,000	41,865,494
KLA Corp.	4.100	03-15-29	21,329,000	24,695,085
Lam Research Corp.	4.875	03-15-49	19,751,000	26,615,638
Marvell Technology Group, Ltd.	4.875	06-22-28	28,561,000	33,654,812
Microchip Technology, Inc. (C)	4.250	09-01-25	6,587,000	6,911,650
Micron Technology, Inc.	4.185	02-15-27	61,785,000	70,334,606
Micron Technology, Inc.	4.975	02-06-26	11,668,000	13,529,368
Micron Technology, Inc.	5.327	02-06-29	50,980,000	61,628,507
NVIDIA Corp.	2.850	04-01-30	26,354,000	28,346,702
NXP BV (C)	3.400	05-01-30	9,090,000	9,892,081
NXP BV (C)	3.875	06-18-26	36,894,000	41,101,649
Qorvo, Inc. (C)	3.375	04-01-31	11,130,000	11,130,000
Software 0.5%
Autodesk, Inc.	2.850	01-15-30	10,308,000	10,911,478
Crowdstrike Holdings, Inc.	3.000	02-15-29	3,241,000	3,241,000
Infor, Inc. (C)	1.750	07-15-25	7,620,000	7,770,450
j2 Global, Inc. (C)	4.625	10-15-30	13,503,000	14,010,713
16	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Microsoft Corp.	2.525	06-01-50	19,796,000	$18,601,568
Oracle Corp.	2.950	04-01-30	50,631,000	54,487,169
PTC, Inc. (C)	4.000	02-15-28	3,903,000	4,015,211
Technology hardware, storage and peripherals 1.0%
Atento Luxco 1 SA (C)	8.000	02-10-26	8,539,000	8,960,143
CDW LLC	3.250	02-15-29	8,552,000	8,415,168
Dell International LLC (C)	4.900	10-01-26	37,320,000	43,141,208
Dell International LLC (C)	5.300	10-01-29	35,049,000	41,654,343
Dell International LLC (C)	5.850	07-15-25	9,498,000	11,179,880
Dell International LLC (C)	8.350	07-15-46	21,827,000	33,395,524
Seagate HDD Cayman (C)	4.091	06-01-29	24,565,000	25,494,171
Seagate HDD Cayman (C)	4.125	01-15-31	23,623,000	24,348,817
Xerox Holdings Corp. (C)	5.500	08-15-28	18,888,000	20,162,940
Materials 2.4%				545,656,399
Chemicals 0.7%
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (C)	8.500	01-23-81	20,288,000	22,935,584
Cydsa SAB de CV (C)	6.250	10-04-27	20,300,000	21,365,953
FS Luxembourg Sarl (C)	10.000	12-15-25	19,452,000	20,818,503
INEOS Quattro Finance 2 PLC (C)	3.375	01-15-26	4,430,000	4,418,925
Methanex Corp.	4.250	12-01-24	16,889,000	17,606,783
Nutrition & Biosciences, Inc. (C)	1.832	10-15-27	8,173,000	8,210,400
Nutrition & Biosciences, Inc. (C)	2.300	11-01-30	16,349,000	16,409,194
Orbia Advance Corp. SAB de CV (C)	5.500	01-15-48	21,077,000	24,212,204
Valvoline, Inc. (C)	3.625	06-15-31	17,468,000	17,205,980
WR Grace & Company (C)	4.875	06-15-27	8,552,000	8,866,714
Construction materials 0.5%
Cemex SAB de CV (C)	3.875	07-11-31	19,058,000	19,017,978
Cemex SAB de CV (C)	5.200	09-17-30	17,916,000	19,452,297
Cemex SAB de CV (C)(D)	7.375	06-05-27	20,397,000	22,903,791
Standard Industries, Inc. (C)	3.375	01-15-31	7,644,000	7,317,525
Standard Industries, Inc. (C)	5.000	02-15-27	3,699,000	3,819,218
US Concrete, Inc. (C)	5.125	03-01-29	6,849,000	7,054,470
Vulcan Materials Company	3.500	06-01-30	19,254,000	21,307,315
Containers and packaging 0.2%
Ardagh Packaging Finance PLC (C)	6.000	02-15-25	15,450,000	15,970,665
Graham Packaging Company, Inc. (C)	7.125	08-15-28	1,313,000	1,419,406
Mauser Packaging Solutions Holding Company (C)	8.500	04-15-24	2,721,000	2,802,630
Owens-Brockway Glass Container, Inc. (C)	6.625	05-13-27	8,687,000	9,316,808
Reynolds Group Issuer, Inc. (C)	4.000	10-15-27	20,391,000	20,327,176
Metals and mining 0.8%
Anglo American Capital PLC (C)	4.750	04-10-27	16,430,000	19,254,174
Arconic Corp. (C)	6.000	05-15-25	5,802,000	6,164,625
Arconic Corp. (C)	6.125	02-15-28	10,185,000	10,748,536
Commercial Metals Company	5.375	07-15-27	5,017,000	5,318,020
CSN Islands XI Corp. (C)	6.750	01-28-28	21,468,000	23,185,440
First Quantum Minerals, Ltd. (C)	6.875	03-01-26	9,625,000	10,046,094
First Quantum Minerals, Ltd. (C)	6.875	10-15-27	15,223,000	16,516,955
First Quantum Minerals, Ltd. (C)	7.250	04-01-23	5,714,000	5,828,280
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	11,526,000	11,900,595
Freeport-McMoRan, Inc.	4.625	08-01-30	17,242,000	19,056,893
Freeport-McMoRan, Inc.	5.450	03-15-43	15,571,000	19,346,968
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Hudbay Minerals, Inc. (C)	4.500	04-01-26	3,959,000	$4,010,982
JW Aluminum Continuous Cast Company (C)	10.250	06-01-26	7,771,000	8,198,405
Newmont Corp.	2.800	10-01-29	12,732,000	13,440,722
Volcan Cia Minera SAA (C)	4.375	02-11-26	4,199,000	4,319,721
Paper and forest products 0.2%
Georgia-Pacific LLC (C)	2.300	04-30-30	39,493,000	40,702,420
Inversiones CMPC SA (C)	3.850	01-13-30	8,078,000	8,784,825
Norbord, Inc. (C)	6.250	04-15-23	5,540,000	6,073,225
Real estate 2.4%				537,935,101
Equity real estate investment trusts 2.4%
American Homes 4 Rent LP	4.250	02-15-28	27,050,000	30,376,434
American Tower Corp.	3.550	07-15-27	39,138,000	43,154,839
American Tower Corp.	3.800	08-15-29	15,228,000	16,997,544
Crown Castle International Corp.	2.250	01-15-31	24,002,000	23,577,010
Crown Castle International Corp.	3.300	07-01-30	6,779,000	7,279,913
Crown Castle International Corp.	3.650	09-01-27	32,455,000	36,052,555
Crown Castle International Corp.	3.800	02-15-28	13,032,000	14,479,966
Crown Castle International Corp.	4.150	07-01-50	6,170,000	6,782,301
CyrusOne LP	2.150	11-01-30	11,327,000	10,683,626
CyrusOne LP	3.450	11-15-29	22,434,000	23,597,203
Equinix, Inc.	1.550	03-15-28	26,484,000	25,982,062
Equinix, Inc.	1.800	07-15-27	15,275,000	15,361,295
Equinix, Inc.	3.200	11-18-29	34,363,000	36,521,105
Equinix, Inc.	5.375	05-15-27	13,786,000	14,897,122
GLP Capital LP	5.375	04-15-26	21,870,000	25,112,446
Host Hotels & Resorts LP	3.375	12-15-29	30,722,000	30,942,349
Host Hotels & Resorts LP	3.500	09-15-30	20,015,000	20,335,902
Host Hotels & Resorts LP	4.500	02-01-26	12,386,000	13,502,125
Iron Mountain, Inc. (C)	4.875	09-15-29	11,704,000	11,938,080
Iron Mountain, Inc. (C)	5.250	07-15-30	15,892,000	16,348,895
MGM Growth Properties Operating Partnership LP (C)	3.875	02-15-29	11,695,000	11,841,188
SBA Communications Corp.	3.875	02-15-27	21,314,000	22,092,600
SBA Tower Trust (C)	2.836	01-15-25	22,542,000	23,900,491
Uniti Group LP (C)	6.500	02-15-29	8,691,000	8,756,183
Ventas Realty LP	3.500	02-01-25	19,079,000	20,715,635
VICI Properties LP (C)	4.125	08-15-30	11,387,000	11,842,480
VICI Properties LP (C)	4.625	12-01-29	14,160,000	14,863,752
Utilities 1.7%				391,537,719
Electric utilities 1.1%
ABY Transmision Sur SA (C)	6.875	04-30-43	10,768,639	14,443,545
DPL, Inc. (C)	4.125	07-01-25	11,930,000	12,765,100
Emera US Finance LP	3.550	06-15-26	13,412,000	14,755,105
FirstEnergy Corp.	2.650	03-01-30	13,221,000	13,061,026
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	9,810,000	8,252,663
Israel Electric Corp., Ltd. (C)	6.875	06-21-23	6,705,000	7,574,007
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	45,015,000	50,514,799
NRG Energy, Inc. (C)	2.450	12-02-27	21,080,000	21,304,422
NRG Energy, Inc. (C)	3.375	02-15-29	3,544,000	3,508,170
NRG Energy, Inc. (C)	3.625	02-15-31	9,853,000	9,705,205
NRG Energy, Inc. (C)	4.450	06-15-29	15,296,000	16,986,106
Vistra Operations Company LLC (C)	3.700	01-30-27	36,203,000	39,229,027
18	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Vistra Operations Company LLC (C)	4.300	07-15-29	32,027,000	$35,675,853
Gas utilities 0.2%
AmeriGas Partners LP	5.500	05-20-25	17,179,000	18,805,851
Infraestructura Energetica Nova SAB de CV (C)	4.750	01-15-51	31,747,000	31,881,925
Independent power and renewable electricity producers 0.3%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	16,304,000	17,270,827
Greenko Dutch BV (C)	4.875	07-24-22	11,955,000	12,009,754
Greenko Dutch BV (C)(D)	5.250	07-24-24	7,105,000	7,327,031
LLPL Capital Pte, Ltd. (C)(D)	6.875	02-04-39	3,317,856	3,963,843
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	15,439,000	16,519,576
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	5,144,000	5,728,873
Multi-utilities 0.1%

Dominion Energy, Inc.	3.375	04-01-30	16,637,000	18,182,557
NiSource, Inc.	3.600	05-01-30	10,847,000	12,072,454
Municipal bonds 0.3%				$59,353,050
(Cost $57,248,674)
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	21,809,000	23,388,626
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	1,745,000	1,890,865

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	33,300,000	34,073,559
Term loans 0.0%				$3,634,214
(Cost $3,639,875)
Materials 0.0%				3,634,214
Containers and packaging 0.0%

Mauser Packaging Solutions Holding Company, 2017 Term Loan B (H)	TBD	04-03-24	3,700,000	3,634,214

Collateralized mortgage obligations 5.1%				$1,151,355,574
(Cost $1,228,891,497)
Commercial and residential 3.9%				882,796,533
Angel Oak Mortgage Trust LLC Series 2020-R1, Class A1 (C)(I)	0.990	04-25-53	29,386,529	29,504,448
AOA Mortgage Trust Series 2015-1177, Class C (C)(I)	3.010	12-13-29	6,896,000	6,893,587
Arroyo Mortgage Trust
Series 2018-1, Class A1 (C)(I)	3.763	04-25-48	17,924,368	18,038,856
Series 2019-2, Class A1 (C)(I)	3.347	04-25-49	17,633,307	18,171,142
Series 2019-3, Class A1 (C)(I)	2.962	10-25-48	10,880,624	11,111,327
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM (C)(I)	3.719	11-05-32	11,565,000	9,556,324
Barclays Commercial Mortgage Trust Series 2019-C5, Class A2	3.043	11-15-52	15,513,000	16,447,919
BBCMS Mortgage Trust Series 2020-C6, Class A2	2.690	02-15-53	10,593,000	11,105,507
BBCMS Trust
Series 2015-MSQ, Class D (C)(I)	3.990	09-15-32	7,340,000	7,505,919
Series 2015-SRCH, Class D (C)(I)	4.957	08-10-35	15,436,000	17,118,498
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1 IO (C)	0.716	06-11-41	17,032	22
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	21,935,000	23,157,146
Series 2019-B13, Class A2	2.889	08-15-57	20,055,000	21,160,101
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (C)(I)	2.666	07-25-59	6,763,577	6,907,039
Bunker Hill Loan Depositary Trust Series 2019-1, Class A1 (C)	3.613	10-26-48	2,021,498	2,023,234
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BWAY Mortgage Trust Series 2015-1740, Class XA IO (C)	0.896	01-10-35	123,773,000	$989,058
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(C)	1.433	03-15-37	15,092,000	15,101,082
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (B)(C)	1.042	10-15-37	25,337,000	25,406,084
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(C)	1.862	12-15-37	6,315,000	6,324,747
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (B)(C)	2.662	12-15-37	10,788,000	10,794,458
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (B)(C)	2.262	07-15-32	15,114,576	15,122,885
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (C)	3.341	05-10-36	12,860,000	13,684,693
Series 2019-SMRT, Class A (C)	4.149	01-10-36	9,123,000	9,892,261
COLT Mortgage Loan Trust
Series 2019-2, Class A1 (C)(I)	3.337	05-25-49	3,958,402	3,963,124
Series 2020-1, Class A1 (C)(I)	2.488	02-25-50	7,127,909	7,211,968
COLT Trust Series 2020-RPL1, Class A1 (C)(I)	1.390	01-25-65	38,761,937	38,708,399
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.620	08-15-45	64,681,859	1,004,632
Series 2012-CR3, Class XA IO	1.844	10-15-45	92,384,868	1,931,463
Series 2014-CR15, Class XA IO	0.928	02-10-47	67,593,310	1,446,517
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.442	05-10-51	224,363,367	6,437,187
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(I)	4.394	08-10-30	18,413,000	19,145,620
Series 2017-PANW, Class A (C)	3.244	10-10-29	7,264,000	7,590,252
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	14,666,000	15,281,249
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1 (C)	2.573	07-25-49	16,744,766	17,160,448
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(C)	1.712	05-15-36	23,820,000	23,955,729
Series 2020-AFC1, Class A1 (C)(I)	2.240	02-25-50	16,394,993	16,713,555
Series 2020-NET, Class A (C)	2.257	08-15-37	6,023,000	6,174,650
Ellington Financial Mortgage Trust Series 2021-1, Class A1 (C)(I)	0.797	02-25-66	15,522,000	15,516,280
Flagstar Mortgage Trust Series 2021-1, Class A2 (C)(I)	2.500	02-01-51	38,475,000	39,531,681
GCAT Trust
Series 2019-NQM1, Class A1 (C)	3.985	02-25-59	15,987,894	16,057,641
Series 2020-NQM1, Class A1 (C)	2.247	01-25-60	19,694,889	20,116,183
GS Mortgage Securities Trust
Series 2005-GG4, Class XC IO (C)	1.834	07-10-39	7,186	2
Series 2011-GC5, Class XA IO (C)	1.232	08-10-44	16,003,141	15,102
Series 2015-590M, Class C (C)(I)	3.805	10-10-35	6,950,000	7,244,517
Series 2017-485L, Class C (C)(I)	3.982	02-10-37	6,670,000	6,937,472
Series 2019-GC40, Class A2	2.971	07-10-52	22,410,000	23,738,017
Series 2020-UPTN, Class A (C)	2.751	02-10-37	13,326,000	13,863,347
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1 (C)(I)	1.382	09-27-60	10,402,146	10,448,687
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	24,642,149	257,875
Series 2007-4, Class ES IO	0.350	07-19-47	27,581,534	370,097
Series 2007-6, Class ES IO (C)	0.343	08-19-37	25,585,840	368,523
IMT Trust
Series 2017-APTS, Class AFX (C)	3.478	06-15-34	7,744,000	8,241,907
Series 2017-APTS, Class CFX (C)(I)	3.497	06-15-34	6,867,000	7,227,115
Irvine Core Office Trust
Series 2013-IRV, Class A2 (C)(I)	3.173	05-15-48	15,925,000	16,753,863
Series 2013-IRV, Class XA IO (C)	1.105	05-15-48	7,838,464	96,001
20	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class XA IO	0.558	08-15-46	9,994,329	$113,764
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3, Class XA IO (C)	0.983	02-15-46	3,262,328	22,706
Series 2011-C4, Class XA IO (C)	1.109	07-15-46	485,664	78
Series 2012-HSBC, Class XA IO (C)	1.431	07-05-32	80,578,604	1,278,259
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	14,140,000	14,641,826
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (B)(C)	1.462	05-15-36	10,496,000	10,554,608
MFA Trust
Series 2020-NQM1, Class A1 (C)(I)	1.479	03-25-65	7,973,149	8,057,974
Series 2020-NQM3, Class A1 (C)(I)	1.014	01-26-65	17,885,731	17,876,298
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO (C)	1.411	08-15-45	11,920,019	162,296
Series 2012-C6, Class XA IO (C)	1.605	11-15-45	7,214,088	125,199
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO (C)	0.604	07-15-49	6,013,155	4,384
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(C)	1.512	11-15-34	15,867,000	15,935,230
MSCG Trust Series 2016-SNR, Class D (C)	6.550	11-15-34	6,020,054	5,979,517
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(I)	3.790	11-15-32	9,223,000	9,372,420
Series 2018-ALXA, Class C (C)(I)	4.316	01-15-43	7,402,000	7,704,628
OBX Trust Series 2020-EXP2, Class A3 (C)(I)	2.500	05-25-60	16,349,675	16,670,501
One Market Plaza Trust Series 2017-1MKT, Class D (C)	4.146	02-10-32	5,035,000	5,119,735
Provident Funding Mortgage Trust Series 2020-F1, Class A2 (C)(I)	2.000	01-25-36	39,244,680	40,130,445
Seasoned Credit Risk Transfer Trust Series 2020-2, Class MA	2.000	11-25-59	14,096,006	14,405,875
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (C)(I)	2.275	02-25-50	9,851,163	10,053,679
Series 2020-3, Class A1 (C)(I)	1.486	04-25-65	15,346,619	15,528,004
Verus Securitization Trust
Series 2020-5, Class A1 (C)	1.218	05-25-65	12,326,284	12,358,050
Series 2021-R1, Class A1 (C)(I)	0.820	10-25-63	25,606,651	25,624,245
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO (C)	1.200	03-15-44	3,435,307	697
Series 2012-C10, Class XA IO (C)	1.520	12-15-45	8,300,669	191,692
Series 2012-C9, Class XA IO (C)	1.878	11-15-45	54,216,754	1,229,918
Series 2013-C16, Class XA IO	0.658	09-15-46	9,138,176	129,065
U.S. Government Agency 1.2%				268,559,041
Federal Home Loan Mortgage Corp.
Series K014, Class X1 IO	1.236	04-25-21	10,980,834	122
Series K015, Class X1 IO	1.582	07-25-21	28,661,919	25,082
Series K017, Class X1 IO	1.284	12-25-21	154,588,862	765,184
Series K018, Class X1 IO	1.224	01-25-22	84,187,984	563,117
Series K021, Class X1 IO	1.401	06-25-22	32,435,181	410,869
Series K022, Class X1 IO	1.176	07-25-22	270,818,776	3,228,837
Series K024, Class X1 IO	0.792	09-25-22	9,558,735	101,419
Series K026, Class X1 IO	0.954	11-25-22	14,868,692	188,040
Series K038, Class X1 IO	1.114	03-25-24	175,980,328	5,097,094
Series K718, Class X1 IO	0.575	01-25-22	12,204,765	34,813
Series KAIV, Class X1 IO	1.132	06-25-21	13,349,191	2,070
Series KS01, Class X1 IO	1.197	01-25-23	35,359,672	469,477
Series KS03, Class X IO	0.238	08-25-25	35,602,812	190,247
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series T-41, Class 3A (I)	5.151	07-25-32	1,009	$1,132
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	133	153
Series 2012-M5, Class X IO	0.570	02-25-22	7,742,556	20,409
Government National Mortgage Association
Series 2008-90, Class IO	1.945	12-16-50	2,333,896	329,565
Series 2012-114, Class IO	0.692	01-16-53	17,081,000	447,222
Series 2012-120, Class IO	0.708	02-16-53	7,018,249	183,640
Series 2012-125, Class IO	0.246	02-16-53	10,552,923	139,728
Series 2012-70, Class IO	0.172	08-16-52	3,461,536	16,704
Series 2013-63, Class IO	0.764	09-16-51	9,377,446	275,462
Series 2016-174, Class IO	0.865	11-16-56	58,240,853	3,394,591
Series 2017-109, Class IO	0.519	04-16-57	110,886,528	4,382,236
Series 2017-124, Class IO	0.658	01-16-59	92,909,769	4,637,796
Series 2017-135, Class IO	0.774	10-16-58	61,578,788	3,229,807
Series 2017-140, Class IO	0.570	02-16-59	30,945,677	1,469,301
Series 2017-159, Class IO	0.510	06-16-59	77,730,464	3,589,266
Series 2017-169, Class IO	0.622	01-16-60	121,047,787	6,094,671
Series 2017-20, Class IO	0.693	12-16-58	192,778,342	8,838,983
Series 2017-22, Class IO	0.773	12-16-57	21,605,933	1,201,385
Series 2017-41, Class IO	0.698	07-16-58	89,867,986	4,303,913
Series 2017-46, Class IO	0.623	11-16-57	96,349,593	4,609,461
Series 2017-61, Class IO	0.700	05-16-59	40,271,412	2,136,016
Series 2017-74, Class IO	0.582	09-16-58	67,647,715	2,719,228
Series 2017-89, Class IO	0.699	07-16-59	87,703,865	5,192,858
Series 2018-114, Class IO	0.562	04-16-60	119,026,749	6,642,073
Series 2018-158, Class IO	0.697	05-16-61	112,894,987	7,495,166
Series 2018-35, Class IO	0.532	03-16-60	119,660,762	5,421,829
Series 2018-43, Class IO	0.577	05-16-60	173,469,090	8,998,484
Series 2018-68, Class IO	0.484	01-16-60	16,866,435	839,805
Series 2018-69, Class IO	0.566	04-16-60	68,853,913	3,928,846
Series 2018-81, Class IO	0.447	01-16-60	33,142,962	1,524,722
Series 2018-9, Class IO	0.537	01-16-60	95,177,252	4,618,524
Series 2018-99, Class IO	0.401	06-16-60	105,051,132	5,906,857
Series 2019-131, Class IO	0.938	07-16-61	99,618,015	7,043,083
Series 2020-100, Class IO	0.909	05-16-62	93,142,631	7,554,249
Series 2020-108, Class IO	0.935	06-16-62	214,159,122	17,310,482
Series 2020-114, Class IO	0.928	09-16-62	233,109,002	19,134,752
Series 2020-118, Class IO	1.047	06-16-62	228,615,060	19,320,556
Series 2020-119, Class IO	0.812	08-16-62	101,907,831	7,804,937
Series 2020-120, Class IO	0.883	05-16-62	47,201,105	3,777,334
Series 2020-137, Class IO	0.850	09-16-62	226,811,034	17,672,662
Series 2020-150, Class IO	0.983	12-16-62	144,697,621	12,331,319
Series 2020-170, Class IO	0.886	11-16-62	204,959,625	16,999,987
Series 2020-92, Class IO	1.016	02-16-62	37,641,413	3,231,271

Series 2021-3, Class IO	0.958	09-16-62	260,835,272	22,712,205
Asset backed securities 7.1%				$1,599,734,064
(Cost $1,562,588,932)
Asset backed securities 7.1%				1,599,734,064
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 (I)	6.510	08-25-27	1	1
AMSR Trust Series 2020-SFR4, Class A (C)	1.355	11-17-37	33,275,000	33,331,577
Applebee's Funding LLC Series 2019-1A, Class A2I (C)	4.194	06-07-49	30,853,673	31,739,173
22	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Arby's Funding LLC Series 2020-1A, Class A2 (C)	3.237	07-30-50	27,856,020	$28,359,935
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (C)	2.360	03-20-26	26,289,000	27,599,146
Series 2020-1A, Class A (C)	2.330	08-20-26	17,982,000	18,801,075
Bojangles Issuer LLC Series 2020-1A, Class A2 (C)	3.832	10-20-50	14,683,000	15,238,311
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A (C)	3.280	09-26-33	8,380,678	8,797,763
CARS-DB4 LP Series 2020-1A, Class B1 (C)	4.170	02-15-50	21,772,000	22,509,622
CF Hippolyta LLC Series 2020-1, Class A1 (C)	1.690	07-15-60	27,087,180	27,298,468
CLI Funding VI LLC Series 2020-1A, Class A (C)	2.080	09-18-45	25,802,253	26,118,450
CLI Funding VIII LLC Series 2021-1A, Class A (C)	1.640	02-18-46	33,552,000	33,551,369
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	74,642	70,027
CoreVest American Finance Trust Series 2019-3, Class A (C)	2.705	10-15-52	5,723,067	6,003,148
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.411	02-25-35	461,420	461,445
DataBank Issuer Series 2021-1A, Class C (C)	4.430	02-27-51	1,900,000	1,899,845
DB Master Finance LLC
Series 2017-1A, Class A2I (C)	3.629	11-20-47	10,226,710	10,455,891
Series 2017-1A, Class A2II (C)	4.030	11-20-47	8,822,150	9,346,274
Series 2019-1A, Class A2I (C)	3.787	05-20-49	49,848,880	50,978,954
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (C)	4.118	07-25-47	33,993,650	36,619,659
Driven Brands Funding LLC Series 2020-2A, Class A2 (C)	3.237	01-20-51	21,524,000	21,867,093
ExteNet LLC Series 2019-1A, Class C (C)	5.219	07-26-49	3,100,000	3,247,250
FirstKey Homes Trust
Series 2020-SFR1, Class A (C)	1.339	09-17-25	34,177,000	34,303,667
Series 2020-SFR2, Class A (C)	1.266	10-19-37	38,527,000	38,559,944
Five Guys Funding LLC Series 2017-1A, Class A2 (C)	4.600	07-25-47	16,149,960	16,852,805
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (C)	3.857	04-30-47	8,349,688	8,370,812
Ford Credit Auto Owner Trust Series 2020-1, Class A (C)	2.040	08-15-31	35,226,000	36,825,179
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	37,440,000	40,289,158
Series 2020-2, Class A	1.060	09-15-27	31,656,000	31,611,704
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (C)	2.900	04-15-26	33,302,000	35,681,481
Series 2020-1, Class A (C)	0.680	08-15-25	14,259,000	14,342,271
Golub Capital Partners ABS Funding, Ltd. Series 2020-1A, Class A2 (C)	3.208	01-22-29	22,181,000	22,189,673
Hilton Grand Vacations Trust
Series 2017-AA, Class A (C)	2.660	12-26-28	11,652,867	11,968,315
Series 2018-AA, Class A (C)	3.540	02-25-32	8,364,414	8,838,289
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	11,964,588	12,743,123
Series 2019-1A, Class A2I (C)	3.982	08-25-49	12,703,008	13,041,543
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (C)	2.730	10-25-48	6,210,766	6,357,516
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
MelTel Land Funding LLC Series 2019-1A, Class A (C)	3.768	04-15-49	11,033,811	$11,684,278
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (C)(I)	3.500	08-25-58	5,975,412	6,315,898
MVW Owner Trust
Series 2015-1A, Class A (C)	2.520	12-20-32	779,014	783,617
Series 2018-1A, Class A (C)	3.450	01-21-36	10,354,632	10,763,359
Navient Private Education Loan Trust Series 2016-AA, Class A2A (C)	3.910	12-15-45	6,271,153	6,653,207
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 (C)	2.600	08-15-68	21,951,214	22,635,314
Navient Student Loan Trust Series 2020-2A, Class A1A (C)	1.320	08-26-69	24,203,706	23,941,883
Neighborly Issuer LLC Series 2021-1A, Class A2 (C)	3.584	04-30-51	31,077,000	31,077,000
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A (C)	3.610	05-25-23	7,864,337	7,889,669
Series 2018-FNT2, Class A (C)	3.790	07-25-54	4,646,743	4,654,776
Oxford Finance Funding LLC Series 2019-1A, Class A2 (C)	4.459	02-15-27	15,113,000	15,523,140
PFS Financing Corp. Series 2020-E, Class A (C)	1.000	10-15-25	19,860,000	20,015,345
Progress Residential Trust Series 2020-SFR1, Class A (C)	1.732	04-17-37	18,308,000	18,598,824
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	4,288,062	4,446,311
Santander Revolving Auto Loan Trust Series 2019-A, Class A (C)	2.510	01-26-32	32,577,000	34,522,981
SCF Equipment Leasing LLC
Series 2019-1A, Class A2 (C)	3.230	10-20-24	3,943,177	3,956,568
Series 2021-1A, Class E (C)	3.560	08-20-32	3,300,000	3,226,803
Sesac Finance LLC Series 2019-1, Class A2 (C)	5.216	07-25-49	26,346,780	27,878,582
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class D (C)	5.200	09-20-35	3,075,788	3,107,615
Series 2019-1A, Class A (C)	3.200	01-20-36	5,378,047	5,581,423
SMB Private Education Loan Trust
Series 2015-C, Class A2A (C)	2.750	07-15-27	3,214,029	3,264,030
Series 2019-B, Class A2A (C)	2.840	06-15-37	31,069,000	32,504,608
Series 2020-PTA, Class A2A (C)	1.600	09-15-54	13,761,000	13,947,983
Series 2021-A, Class APT2 (C)	1.070	01-15-53	18,000,000	17,927,887
Sonic Capital LLC Series 2020-1A, Class A2I (C)	3.845	01-20-50	23,608,530	24,828,619
Sunbird Engine Finance LLC Series 2020-1A, Class A (C)	3.671	02-15-45	9,403,527	9,404,641
Taco Bell Funding LLC
Series 2016-1A, Class A2II (C)	4.377	05-25-46	2,646,875	2,650,025
Series 2018-1A, Class A2I (C)	4.318	11-25-48	33,938,800	34,229,316
TIF Funding II LLC Series 2021-1A, Class A (C)	1.650	02-20-46	18,541,475	18,406,311
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(I)	3.413	10-25-53	5,060,000	5,399,546
Series 2015-2, Class 1M2 (C)(I)	3.522	11-25-60	10,930,000	11,523,459
Series 2017-1, Class A1 (C)(I)	2.750	10-25-56	8,583,779	8,739,358
Series 2017-2, Class A1 (C)(I)	2.750	04-25-57	1,861,121	1,890,498
Series 2018-1, Class A1 (C)(I)	3.000	01-25-58	5,323,420	5,491,631
Series 2018-3, Class A1 (C)(I)	3.750	05-25-58	8,554,107	9,044,868
Series 2018-4, Class A1 (C)(I)	3.000	06-25-58	20,599,711	21,578,290
Series 2018-5, Class A1A (C)(I)	3.250	07-25-58	3,425,664	3,549,458
24	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2018-6, Class A1A (C)(I)	3.750	03-25-58	24,781,857	$25,759,326
Series 2019-1, Class A1 (C)(I)	3.741	03-25-58	12,419,831	13,229,114
Series 2019-4, Class A1 (C)(I)	2.900	10-25-59	20,062,431	21,035,547
Series 2020-4, Class A1 (C)	1.750	10-25-60	19,110,749	19,503,693
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (C)	2.560	11-25-31	60,994,000	64,709,962
Series 2020-1A, Class A (C)	1.350	05-25-33	19,008,000	19,418,942
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	47,032,027	47,601,482
Series 2021-1A, Class A (C)	1.860	03-20-46	24,600,000	24,425,335
Vantage Data Centers LLC
Series 2020-1A, Class A2 (C)	1.645	09-15-45	24,756,000	24,752,378
Series 2020-2A, Class A2 (C)	1.992	09-15-45	16,839,000	16,557,846
Verizon Owner Trust Series 2020-B, Class A	0.470	02-20-25	39,895,000	40,049,773
VR Funding LLC Series 2020-1A, Class A (C)	2.790	11-15-50	33,226,102	32,779,882
VSE VOI Mortgage LLC Series 2017-A, Class A (C)	2.330	03-20-35	6,180,692	6,306,864
Westgate Resorts LLC Series 2017-1A, Class A (C)	3.050	12-20-30	1,733,545	1,738,780
Willis Engine Structured Trust V Series 2020-A, Class A (C)	3.228	03-15-45	7,970,073	7,958,063

	Shares	Value
Common stocks 0.0%		$2,305,679
(Cost $2,483,785)
Utilities 0.0%		2,305,679
Multi-utilities 0.0%

Dominion Energy, Inc.	24,838	2,305,679

Preferred securities 0.3%		$67,846,926
(Cost $59,949,158)
Communication services 0.0%		11,634,770
Wireless telecommunication services 0.0%
Telephone and Data Systems, Inc., 6.625%	468,200	11,634,770
Consumer staples 0.0%		2,432,424
Food products 0.0%
Ocean Spray Cranberries, Inc., 6.250% (C)	28,284	2,432,424
Financials 0.1%		12,861,773
Banks 0.1%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 5.983% (B)	381,227	9,892,841
Wells Fargo & Company, 7.500%	2,139	2,968,932
Information technology 0.1%		24,108,834
Semiconductors and semiconductor equipment 0.1%
Broadcom, Inc., 8.000%	15,947	24,108,834
Utilities 0.1%		16,809,125
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	275,700	13,423,833
The Southern Company, 6.750%	38,814	1,868,894
Multi-utilities 0.0%
DTE Energy Company, 6.250%	33,037	1,516,398

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	25

	Yield (%)	Shares	Value
Short-term investments 7.0%			$1,570,770,614
(Cost $1,570,743,025)
Short-term funds 0.1%			24,660,614
John Hancock Collateral Trust (J)	0.1222(K)	2,464,681	24,660,614

	Par value^	Value
Repurchase agreement 6.9%		1,546,110,000
Barclays Tri-Party Repurchase Agreement dated 2-26-21 at 0.010% to be repurchased at $1,294,193,078 on 3-1-21, collateralized by $163,400,956 U.S. Treasury Inflation Indexed Bonds, 0.625% - 3.875% due 1-15-25 to 2-15-49 (valued at $206,098,216) and $1,026,663,891 U.S. Treasury Inflation Indexed Notes, 0.125% - 0.875% due 1-15-23 to 1-15-31 (valued at $1,113,978,765)	1,294,192,000	1,294,192,000
Repurchase Agreement with State Street Corp. dated 2-26-21 at 0.000% to be repurchased at $251,918,000 on 3-1-21, collateralized by $256,894,400 U.S. Treasury Notes, 0.085% - 0.125% due 10-31-22 (valued at $256,956,428)	251,918,000	251,918,000

Total investments (Cost $23,151,660,927) 105.7%	$23,785,485,925
Other assets and liabilities, net (5.7%)	(1,277,609,580)
Total net assets 100.0%	$22,507,876,345

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,647,757,817 or 29.5% of the fund's net assets as of 2-28-21.
(D)	All or a portion of this security is on loan as of 2-28-21. The value of securities on loan amounted to $24,089,075.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 2-28-21.
The fund had the following country composition as a percentage of net assets on 2-28-21:
United States	88.3%
United Kingdom	2.1%
Canada	1.2%
Ireland	1.0%
Mexico	1.0%
Other countries	6.4%
TOTAL	100.0%
26	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	7,335,591,008	—	$7,335,591,008	—
Foreign government obligations	97,879,493	—	97,879,493	—
Corporate bonds	11,897,015,303	—	11,897,015,303	—
Municipal bonds	59,353,050	—	59,353,050	—
Term loans	3,634,214	—	3,634,214	—
Collateralized mortgage obligations	1,151,355,574	—	1,151,355,574	—
Asset backed securities	1,599,734,064	—	1,599,734,064	—
Common stocks	2,305,679	$2,305,679	—	—
Preferred securities	67,846,926	65,414,502	2,432,424	—
Short-term investments	1,570,770,614	24,660,614	1,546,110,000	—
Total investments in securities	$23,785,485,925	$92,380,795	$23,693,105,130	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,464,681	$117,872,391	$1,449,570,414	$(1,542,710,400)	$52,792	$(124,583)	$643,937	—	$24,660,614
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For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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